Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents		$ 588,503	$ 638,841
Inventories		15,954	13,419
Accounts receivable		74,287	47,917
Current income tax receivable		22,877	19,350
Current deferred tax asset			10,518
Prepaid expenses and other		13,494	10,882
Accounts receivable from parent		1,171	12,638
Total current assets		716,286	753,565
Theatre properties and equipment
Land		95,479	95,699
Buildings		453,034	416,680
Property under capital lease		336,666	313,277
Theatre furniture and equipment		929,180	878,453
Leasehold interests and improvements		873,032	844,983
Total		2,687,391	2,549,092
Less accumulated depreciation and amortization		1,182,322	1,098,280
Theatre properties and equipment, net		1,505,069	1,450,812
Other assets
Goodwill	[1]	1,247,548	1,277,383
Intangible assets - net		339,644	348,024
Investments in and advances to affiliates		94,973	77,658
Long-term deferred tax asset		2,114	164
Deferred charges and other assets - net (see Note 2)		38,243	46,571
Total other assets		1,906,277	1,928,739
Total assets		4,127,632	4,133,116
Current liabilities
Current portion of long-term debt		8,405	8,423
Current portion of capital lease obligations		18,780	16,494
Current income tax payable		7,332	6,396
Current deferred tax liability			75
Current liability for uncertain tax positions		9,155	7,283
Accounts payable		108,844	119,170
Accrued film rentals		97,172	86,250
Accrued payroll		45,811	37,457
Accrued property taxes		31,719	29,925
Accrued other current liabilities		111,951	102,410
Total current liabilities		439,169	413,883
Long-term liabilities
Long-term debt, less current portion (see Note 2)		1,772,930	1,783,155
Capital lease obligations, less current portion		208,952	201,978
Long-term deferred tax liability		139,905	140,973
Long-term liability for uncertain tax positions		7,853	8,410
Deferred lease expenses		43,333	46,003
Other long-term liabilities		60,105	66,772
Total long-term liabilities		$ 2,575,212	$ 2,582,510
Commitments and contingencies (see Note 17)
Cinemark USA, Inc.'s stockholder's equity:
Common stock		$ 49,543	$ 49,543
Treasury stock, 57,245 Class B shares at cost		(24,233)	(24,233)
Additional paid-in-capital		1,238,473	1,221,179
Retained earnings		110,049	24,677
Accumulated other comprehensive loss		(271,686)	(144,772)
Total Cinemark USA, Inc. stockholder's equity		1,102,146	1,126,394
Noncontrolling interests		11,105	10,329
Total equity		1,113,251	1,136,723
Total liabilities and equity		4,127,632	4,133,116
NCM
Other assets
Investment in NCM		183,755	178,939
Long-term liabilities
Deferred revenue - NCM		342,134	335,219
Class B Common Stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock		49,543	49,543
Total equity		$ 49,543	$ 49,543

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.